Operating Segments - Additional Information (Detail) - Customer	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
WNS Global BPM segment [member]
Disclosure of operating segments [Line Items]
Number of clients individually accounted for more than 10% of total revenue	0	0	0